Average Annual Total Returns - Investor Shares for Annuity - Vanguard GNMA Fund	Investor Shares 1 Year	Investor Shares 5 Years	Investor Shares 10 Years	Bloomberg Barclays U.S. GNMA Bond Index (reflects no deduction for fees or expenses) 1 Year	Bloomberg Barclays U.S. GNMA Bond Index (reflects no deduction for fees or expenses) 5 Years	Bloomberg Barclays U.S. GNMA Bond Index (reflects no deduction for fees or expenses) 10 Years	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes) 10 Years
Total	3.73%	2.81%	2.95%	3.68%	2.78%	2.92%	7.51%	4.44%	3.84%